Intangible Assets - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Carrying value of intangible assets	$ 6,825,887		$ 6,825,887		$ 8,971,737	$ 12,244,484	$ 25,293,149
Amortization expense	$ 700,000	$ 800,000	$ 2,145,850	$ 2,500,000	$ 3,272,747	5,588,665
Stendra product
Intangible Assets
Estimated useful lives of intangible assets	10 years		10 years		10 years
Carrying value of intangible assets	$ 3,400,000		$ 3,400,000		$ 4,900,000	7,200,000
Timm Medical product
Intangible Assets
Estimated useful lives of intangible assets	12 years		12 years		12 years
Carrying value of intangible assets	$ 2,700,000		$ 2,700,000		$ 3,200,000	4,000,000
PTV product
Intangible Assets
Estimated useful lives of intangible assets	12 years		12 years		12 years
Carrying value of intangible assets	$ 700,000		$ 700,000		$ 900,000	$ 1,100,000